Document and Entity Information	12 Months Ended
Jan. 03, 2026
Cover [Abstract]
Entity Registrant Name	KinderCare Learning Companies, Inc.
Document Type	DEF 14A
Amendment Flag	false
Entity Central Index Key	0001873529